Commitments and Contingencies - Future minimum annual lease payments (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017
Operating Leases
Remainder of 2018	$ 4,376
2019	4,206	$ 4,083
2020	3,782	3,752
2021	3,095	3,077
2022	2,043	2,031
Thereafter	4,960	4,713
Total	22,462	23,162
Capital Leases
Remainder of 2018	4,732
2019	6,420	5,394
2020	4,461	3,475
2021	494
Total	16,107	14,165
Liability related to TRA
2019	5,840
2020	3,168
2021	3,255
2022	3,331
Thereafter	47,395
Total	62,989
Total
Remainder of 2018	9,108
2019	16,466	9,477
2020	11,411	7,227
2021	6,844	3,077
2022	5,374	2,031
Thereafter	52,355	4,713
Total	$ 101,558	$ 37,327